Subordinated liabilities - Redemption (Details) £ / shares in Units, € in Millions, £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£) £ / shares
Subordinated liabilities
Notional amount				£ 13,925,000.0
Dated subordinated liabilities before value adjustment due to hedge accounting	£ 5,735.0			6,266.0
Dated loan capital	5,573.0			5,968.0
Undated loan capital	22.0			173.0
Preference shares	119.0			119.0
Impact on carrying value due to fair value hedging	(162.0)			(298.0)
Subordinated liabilities	£ 5,714.0			£ 6,260.0
Par value per share | £ / shares	£ 1.0769			£ 1.0769
NatWest Group plc
Subordinated liabilities
Dated loan capital	£ 5,481.0			£ 5,820.0
Natwest Group plc, $2,250 million 5.13% notes Maturity dated May-2024
Subordinated liabilities
Notional amount | $		$ 2,250
Interest rate	5.125%	5.125%	5.125%
Dated loan capital	£ 418.0			706.0
Natwest Group plc, $2,000 million 6.00% notes Maturity dated Dec-2023
Subordinated liabilities
Notional amount | $		$ 2,000
Interest rate	6.00%	6.00%	6.00%
Dated loan capital				536.0
Natwest Group plc, £1,000 million 3.622% notes Maturity dated Aug 2030
Subordinated liabilities
Notional amount	£ 1,000.0
Interest rate	3.622%	3.622%	3.622%
Dated loan capital	£ 985.0			964.0
Natwest Group plc, £1,000 million 2.105% notes Maturity dated Nov-2031
Subordinated liabilities
Notional amount	£ 1,000.0
Interest rate	2.105%	2.105%	2.105%
Dated loan capital	£ 1,000.0			1,001.0
Natwest Group plc, $1,000 million 6.10% notes Maturity dated Jun-2023
Subordinated liabilities
Notional amount | $		$ 1,000
Interest rate	6.10%	6.10%	6.10%
Dated loan capital				126.0
Natwest Group plc, $850 million 3.032% notes Maturity dated Nov-2035
Subordinated liabilities
Notional amount | $		$ 850
Interest rate	3.032%	3.032%	3.032%
Dated loan capital	£ 541.0			555.0
Natwest Group plc, €750 million 1.043% notes Maturity dated Sep-2032
Subordinated liabilities
Notional amount | €			€ 750.0
Interest rate	1.043%	1.043%	1.043%
Dated loan capital	£ 652.0			665.0
Natwest Group plc, $750 million 3.754% notes Maturity dated Nov-2029
Subordinated liabilities
Notional amount | $		$ 750
Interest rate	3.754%	3.754%	3.754%
Dated loan capital	£ 592.0			626.0
Natwest Group plc, €700 million 5.763% notes Maturity dated Feb-2034
Subordinated liabilities
Notional amount | €			€ 700.0
Interest rate	5.763%	5.763%	5.763%
Dated loan capital	£ 636.0
Natwest Group plc, £650 million 7.416% notes Maturity dated Jun-2033
Subordinated liabilities
Notional amount	£ 650.0
Interest rate	7.416%	7.416%	7.416%
Dated loan capital	£ 657.0			641.0
Other subsidiaries, €170 million Floating rate notes Maturity dated Feb-2041
Subordinated liabilities
Notional amount | €			€ 170.0
Dated loan capital	£ 237.0			223.0
Other subsidiaries, $150 million 7.125% notes Maturity dated Oct-93
Subordinated liabilities
Notional amount | $		$ 150
Interest rate	7.125%	7.125%	7.125%
Dated loan capital	£ 17.0			18.0
Other subsidiaries, €145.6 Million Floating rate notes Maturity dated Apr-2023
Subordinated liabilities
Notional amount | €			€ 145.6
Dated loan capital				122.0
Other subsidiaries, $136 million 7.75% notes Maturity dated May-2023
Subordinated liabilities
Notional amount | $		$ 136
Interest rate	7.75%	7.75%	7.75%
Dated loan capital				83.0
Other subsidiaries, £35 million 11.5% notes
Subordinated liabilities
Notional amount	£ 35.0
Interest rate	11.50%	11.50%	11.50%
Undated loan capital				72.0
Other Subsidiaries £31 Million 7.38% Notes
Subordinated liabilities
Notional amount	£ 31.0
Interest rate	7.38%	7.38%	7.38%
Undated loan capital	£ 1.0			2.0
Other subsidiaries, €31 million 11.375% notes
Subordinated liabilities
Notional amount | €			€ 31.0
Interest rate	11.375%	11.375%	11.375%
Undated loan capital				48.0
Other Subsidiaries £16 Million 5.63% Notes
Subordinated liabilities
Notional amount	£ 16.0
Interest rate	5.63%	5.63%	5.63%
Undated loan capital	£ 18.0			18.0
Other subsidiaries, £11 million 11.75% notes
Subordinated liabilities
Notional amount	£ 11.0
Interest rate	11.75%	11.75%	11.75%
Undated loan capital				25.0
Other subsidiaries £4.9 Million 2.5% fixed notes
Subordinated liabilities
Notional amount	£ 4.9
Interest rate	2.50%	2.50%	2.50%
Undated loan capital	£ 3.0			6.0
Other subsidiaries, £1.1 million SONIA + 2.8266% notes
Subordinated liabilities
Notional amount	£ 1.1
Undated loan capital				2.0
Other subsidiaries, £1.1 million SONIA + 2.8266% notes | SONIA
Subordinated liabilities
Borrowings, adjustment to interest rate basis	2.827%	2.827%	2.827%
Other subsidiaries, £140 million Non-cumulative preference shares of £1
Subordinated liabilities
Notional amount	£ 140.0
Preference shares	£ 119.0			£ 119.0
Par value per share | £ / shares	£ 1